Stockholders' Equity (Deficit) and Temporary Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended							12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Oct. 10, 2011	Sep. 30, 2011	Dec. 31, 2012 Directors	Dec. 31, 2010	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012 Axogen Corporation	Sep. 30, 2011 Axogen Corporation	Dec. 31, 2010 Axogen Corporation	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2004 Series A Preferred Stock Axogen Corporation	Dec. 31, 2010 Series A Preferred Stock Axogen Corporation	Dec. 31, 2006 Series B Preferred Stock	Jun. 11, 2010 Series B Preferred Stock Axogen Corporation	Sep. 30, 2011 Series B Preferred Stock Axogen Corporation	Dec. 31, 2011 Series B Preferred Stock Axogen Corporation	Dec. 31, 2006 Series B Preferred Stock Axogen Corporation	Dec. 31, 2010 Series B Preferred Stock Axogen Corporation	Dec. 31, 2010 Series C Preferred Stock	Jun. 11, 2010 Series C Preferred Stock Axogen Corporation	Sep. 30, 2012 Series C Preferred Stock Axogen Corporation	Dec. 31, 2011 Series C Preferred Stock Axogen Corporation	Dec. 31, 2007 Series C Preferred Stock Axogen Corporation	Dec. 31, 2010 Series C Preferred Stock Axogen Corporation	Dec. 31, 2010 Series D Preferred Stock	Sep. 30, 2011 Series D Preferred Stock Axogen Corporation	Dec. 31, 2012 Series D Preferred Stock Axogen Corporation	Dec. 31, 2011 Series D Preferred Stock Axogen Corporation	Dec. 31, 2010 Series D Preferred Stock Axogen Corporation	Sep. 11, 2010 Series D Preferred Stock Axogen Corporation	Jan. 07, 2010 Series D Preferred Stock Axogen Corporation	Dec. 31, 2012 Series A Directors
Stockholders Equity [Line Items]
Authorized capital stock			50,000,000		50,000,000	50,000,000	133,000,000
Common stock, par value			$ 0.01		$ 0.01	$ 0.01	$ 0.00001
Common stock converted into shares										1,219,199				263,344						202,986									335,483
Number of shares converted			32,709,676
Exchange ratio			0.03727336
Issuance of common stock, Shares		423,709
Common Stock Issue Price Per Share		$ 2.36
Shares of common stock sold	5,455
Selling Price per share	$ 2.75
Directors fee	$ 15,000
Prepaid expenses	60,000
Issuance of common stock to directors	27,275
Number of Directors, common stock issued			5
Preferred stock, shares authorized							103,408,891
Preferred stock, par value							$ 0.00001
Preferred stock, shares issued											2,544,750	2,544,750					16,847,826	17,065,217					16,518,121	16,798,924					67,000,000		39,156,876
Convertible preferred stock								1,996,206						7,065,217						5,445,882										9,000,617
Number of convertible preferred stock								53,555,857
Convertible Preferred Stock, Issue price											0.4421						0.46						0.7345						0.1198
Convertible Preferred Stock Aggregate Price											1,125,000						7,750,000						12,132,559						4,661,326
Purchase price, preferred stock									$ 0.4421				$ 0.46						$ 0.7345
Percentage of cash dividend receivable of issued price in preference																	8.00%
Percentage of holders having right to redeem shares			55.00%
Number of directors to which series have voting rights			3																													2
Preferred stock, stated dividend rate																	8.00%						8.00%						8.00%
Preferred Stock Dividend Accreted																292,329						515,577						220,444
Restricted Stock Award, Forfeitures, Dividends															3,152,603						3,403,651					518,426
Value of shares														3,250,000						4,000,000										1,078,274
AC Rate of the issued price																							8.00%						8.00%
Percentage of Shareholder's Required to Submit Request for Redemption				60.00%																							66.66667%
Payments of Stock Issuance Costs																													29,667
Issuance of common stock as compensation for investor relations services																													16,694,489
Aggregate price of preference stock shares were issued																									2,000,000
Debt converted into shares																													22,462,387
Principal interest under the 2009 Convertible Debt																													2,617,000
Accrued and unpaid interest																													73,994
Purchase price																									0.1198
Shares underlying warrants outstanding classified as liabilities																													8,347,236
Investors paid additional consideration																													10,000
Proceeds on the issuance																													$ 517,529